Product Warranties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Summary of changes in the product warranty provision
Balance at beginning of period	$ 26.2	$ 24.9	$ 24.9
Accruals for product warranties	13.1	9.1	8.1
Settlements made in cash or in kind	(12.3)	(7.8)	(8.4)
Foreign currency translation adjustments			0.3
Balance at end of period	$ 27.0	$ 26.2	$ 24.9